Earnings per share (Computations of ordinary shares outstanding, excluding nonvested restricted stock) (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Ordinary share issued (in shares)	250,347,345	138,847,345	141,847,345
Treasury shares (in shares)	(4,951,897)	(8,448,807)	(10,263,856)
Ordinary shares outstanding (in shares)	245,395,448	130,398,538	131,583,489
Shares of unvested restricted stock (in shares)	(5,822,811)	(2,552,346)	(2,354,318)
Ordinary shares outstanding, excluding shares of unvested restricted stock (in shares)	239,572,637	127,846,192	129,229,171